FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) $ in Millions	Dec. 31, 2018 ARS ($)
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (24,665)
Offsetting	1,251
Current and noncurrent liabilities - Booked value	(23,414)
Other liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(379)
Offsetting	31
Current and noncurrent liabilities - Booked value	(348)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	18,729
Offsetting	(1,251)
Current and noncurrent assets - Booked value	17,478
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	2,128
Offsetting	(31)
Current and noncurrent assets - Booked value	$ 2,097